UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Core Fixed Income Fund

Contents
4 Performance Summary
8 Information About Your Fund's Expenses
10 Portfolio Summary
12 Investment Portfolio
20 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
30 Notes to Financial Statements
42 Summary of Management Fee Evaluation by Independent Fee Consultant
46 Account Management Resources
48 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may engage in forward commitment transactions which could subject the fund to counterparty and leverage risk. Leverage can magnify losses. In the current market environment, mortgage backed securities are experiencing increased volatility. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	0.72%	5.29%	0.51%	1.97%	3.54%
Class B	0.45%	4.62%	-0.24%	1.22%	2.78%
Class C	0.35%	4.52%	-0.25%	1.20%	2.77%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-3.81%	0.55%	-1.02%	1.03%	3.07%
Class B (max 4.00% CDSC)	-3.53%	1.62%	-0.85%	1.05%	2.78%
Class C (max 1.00% CDSC)	-0.65%	4.52%	-0.25%	1.20%	2.77%
No Sales Charges
Class R	0.60%	5.17%	0.29%	1.73%	3.31%
Class S	0.91%	5.58%	0.71%	2.18%	3.68%
Institutional Class	0.85%	5.70%	0.77%	2.22%	3.80%
Barclays Capital US Aggregate Bond Index+	0.02%	5.36%	5.81%	6.33%	5.74%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	5.03%	0.06%	1.61%	3.33%
Class B	4.25%	-0.66%	0.86%	2.57%
Class C	4.26%	-0.70%	0.84%	2.56%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	0.30%	-1.47%	0.67%	2.86%
Class B (max 4.00% CDSC)	1.25%	-1.27%	0.69%	2.57%
Class C (max 1.00% CDSC)	4.26%	-0.70%	0.84%	2.56%
No Sales Charges
Class R	4.80%	-0.16%	1.37%	3.10%
Class S	5.21%	0.29%	1.82%	3.48%
Institutional Class	5.32%	0.31%	1.86%	3.60%
Barclays Capital US Aggregate Bond Index+	5.12%	5.30%	6.03%	5.56%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 15, 2011 are 1.07%, 1.77%, 1.72%, 1.13%, 0.80% and 0.70% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002, Class R shares on October 1, 2003 and Class S shares on February 1, 2005 are derived from the historical performance of Institutional Class shares of DWS Core Fixed Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Core Fixed Income Fund — Class A [] Barclays Capital US Aggregate Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital US Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S		Institutional Class
Net Asset Value: 4/30/11	$9.40	$9.39	$9.40	$9.45		$9.39	$9.40
10/31/10	$9.45	$9.44	$9.45	$9.50		$9.44	$9.45
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.12	$.08	$.08	$.11	$	. .12	$.13
April Income Dividend	$.0180	$.0124	$.0124	$.0163		$.0192	$.0202
SEC 30-day Yield as of 4/30/11++	2.22%	1.59%	1.59%	2.08%		2.48%	2.61%
Current Annualized Distribution Rate as of 4/30/11++	2.30%	1.58%	1.58%	2.07%		2.45%	2.58%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 2.17%, 1.58% and 1.90% for Class A, C and R shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.25%, 1.57% and 1.89% for Class A, C and R shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	428	of	572	75
3-Year	475	of	488	98
5-Year	381	of	396	96
Class B 1-Year	508	of	572	89
3-Year	478	of	488	98
5-Year	387	of	396	98
Class C 1-Year	516	of	572	91
3-Year	478	of	488	98
5-Year	388	of	396	98
Class R 1-Year	450	of	572	79
3-Year	477	of	488	98
5-Year	385	of	396	97
Class S 1-Year	370	of	572	65
3-Year	472	of	488	97
5-Year	379	of	396	96
Institutional Class 1-Year	354	of	572	62
3-Year	471	of	488	97
5-Year	378	of	396	96
10-Year	248	of	265	94

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C, R and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,007.20	$1,004.50	$1,003.50	$1,006.00	$1,009.10	$1,008.50
Expenses Paid per $1,000*	$4.73	$8.45	$8.44	$5.97	$3.99	$3.44
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,020.08	$1,016.36	$1,016.36	$1,018.84	$1,020.83	$1,021.37
Expenses Paid per $1,000*	$4.76	$8.50	$8.50	$6.01	$4.01	$3.46

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Core Fixed Income Fund	.95%	1.70%	1.70%	1.20%	.80%	.69%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Net Assets)	4/30/11	10/31/10

Corporate Bonds	45%	28%
Mortgage-Backed Securities Pass-Throughs	37%	33%
Government & Agency Obligations	17%	27%
Municipal Bonds and Notes	7%	8%
Commercial Mortgage-Backed Securities	4%	7%
Asset-Backed	3%	1%
Collateralized Mortgage Obligations	2%	2%
Cash Equivalents and Other Assets and Liabilities, net	(15)%	(6)%
	100%	100%

Sector Diversification (As a % of Corporate Bonds)	4/30/11	10/31/10

Financials	58%	42%
Energy	11%	13%
Telecommunication Services	8%	4%
Consumer Discretionary	8%	15%
Consumer Staples	5%	10%
Materials	4%	3%
Utilities	3%	3%
Health Care	2%	6%
Industrials	1%	4%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	4/30/11	10/31/10

US Government and Agencies	40%	57%
AAA	4%	3%
AA	7%	4%
A	23%	9%
BBB	22%	21%
BB	3%	1%
B	0%	2%
Not Rated	1%	3%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	4/30/11	10/31/10

Effective Maturity	6.6 years	6.8 years
Effective Duration	4.8 years	4.8 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 44.6%
Consumer Discretionary 3.8%
Comcast Cable Holdings LLC, 9.8%, 2/1/2012	3,540,000	3,775,761
Comcast Corp., 6.4%, 3/1/2040	1,000,000	1,061,713
DIRECTV Holdings LLC, 3.125%, 2/15/2016	800,000	801,389
Macy's Retail Holdings, Inc., 6.65%, 7/15/2024	2,000,000	2,055,000
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,021,905
Royal Caribbean Cruises Ltd., 7.0%, 6/15/2013	2,000,000	2,152,500
Time Warner Cable, Inc.:
6.75%, 7/1/2018	1,600,000	1,842,726
7.5%, 4/1/2014	1,500,000	1,731,696
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	1,500,000	1,714,941
		16,157,631
Consumer Staples 2.2%
Altria Group, Inc.:
9.7%, 11/10/2018	1,600,000	2,130,363
10.2%, 2/6/2039	300,000	439,170
Anheuser-Busch InBev Worldwide, Inc., 7.2%, 1/15/2014	3,000,000	3,429,000
CVS Caremark Corp., 6.125%, 8/15/2016	3,000,000	3,422,562
		9,421,095
Energy 5.0%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,900,000	2,145,976
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	1,500,000	1,601,710
Encana Corp., 6.3%, 11/1/2011	2,000,000	2,056,376
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	728,722
Series M, 5.65%, 4/1/2013	830,000	895,695
Kinder Morgan Energy Partners LP:
5.0%, 12/15/2013	1,300,000	1,413,135
6.5%, 9/1/2039	550,000	584,063
Magellan Midstream Partners LP, 6.45%, 6/1/2014	3,000,000	3,391,362
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,739,678
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014	5,000,000	5,277,480
Plains All American Pipeline LP, 5.75%, 1/15/2020	930,000	1,008,657
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	644,686
		21,487,540
Financials 26.7%
American Express Centurion Bank, 0.377%*, 6/12/2012	3,000,000	2,991,759
American Express Travel Related Services Co., Inc., 144A, 5.25%, 11/21/2011	1,375,000	1,409,154
Anglo American Capital PLC, 144A, 2.15%, 9/27/2013	3,430,000	3,470,690
AvalonBay Communities, Inc., (REIT), 5.5%, 1/15/2012	3,737,000	3,853,863
Bank of America Corp., 5.75%, 12/1/2017	4,010,000	4,325,591
BB&T Corp, 4.75%, 10/1/2012	1,500,000	1,573,988
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,072,408
Citigroup, Inc., 5.5%, 4/11/2013	4,750,000	5,084,728
Credit Suisse of New York, 5.0%, 5/15/2013	5,000,000	5,359,105
Devon Financing Corp. ULC, 6.875%, 9/30/2011	3,000,000	3,077,454
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,213,978
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014	3,000,000	3,387,309
General Electric Capital Corp.:
2.1%, 1/7/2014	5,000,000	5,053,490
Series A, 6.875%, 1/10/2039	1,500,000	1,720,741
HSBC Finance Corp.:
0.66%*, 9/14/2012	3,000,000	2,989,581
6.375%, 10/15/2011	1,000,000	1,026,194
HSBC Holdings PLC, 6.5%, 5/2/2036	1,000,000	1,039,149
JPMorgan Chase & Co.:
1.501%*, 9/1/2015	2,000,000	1,994,986
2.05%, 1/24/2014	3,000,000	3,019,398
5.125%, 9/15/2014	5,000,000	5,410,270
6.4%, 5/15/2038	930,000	1,045,629
MBNA Corp., 6.125%, 3/1/2013	3,639,000	3,891,623
MetLife, Inc., 6.4%, 12/15/2036	800,000	800,029
Metropolitan Life Global Funding I:
144A, 2.5%, 1/11/2013	4,000,000	4,077,144
144A, 5.125%, 4/10/2013	1,670,000	1,788,132
Morgan Stanley:
Series F, 5.625%, 9/23/2019	2,500,000	2,598,490
Series F, 6.0%, 4/28/2015	2,110,000	2,327,016
National City Bank, 6.2%, 12/15/2011	3,000,000	3,101,478
Nordea Bank AB, 144A, 1.75%, 10/4/2013	5,000,000	5,056,565
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,981,693
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,218,998
6.2%, 1/15/2015	820,000	914,753
6.2%, 11/15/2040	200,000	213,605
Svenska Handelsbanken AB, 144A, 4.875%, 6/10/2014	535,000	577,732
The Goldman Sachs Group, Inc.:
1.311%*, 2/7/2014	2,000,000	2,005,426
6.75%, 10/1/2037	1,200,000	1,243,724
Travelers Companies, Inc., 5.35%, 11/1/2040	1,800,000	1,755,680
UBS AG of Stamford, 1.273%*, 1/28/2014	3,000,000	3,028,524
US Bank NA, 6.3%, 2/4/2014	1,000,000	1,117,756
Verizon Wireless Capital LLC, 5.55%, 2/1/2014	2,870,000	3,164,275
Wachovia Bank NA:
0.691%*, 11/3/2014	3,000,000	2,946,624
4.8%, 11/1/2014	3,000,000	3,236,292
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	2,670,000	2,738,098
		114,903,122
Health Care 0.6%
Express Scripts, Inc., 6.25%, 6/15/2014	1,480,000	1,659,546
Pfizer, Inc., 7.2%, 3/15/2039	800,000	1,010,276
		2,669,822
Industrials 0.4%
CSX Corp., 5.3%, 2/15/2014	803,000	868,892
Union Pacific Corp., 6.125%, 1/15/2012	985,000	1,021,349
		1,890,241
Materials 0.7%
Dow Chemical Co., 8.55%, 5/15/2019	1,300,000	1,666,718
International Paper Co., 7.95%, 6/15/2018	1,200,000	1,458,723
		3,125,441
Telecommunication Services 3.8%
AT&T Mobility LLC, 6.5%, 12/15/2011	2,000,000	2,073,448
AT&T, Inc.:
6.55%, 2/15/2039	1,400,000	1,525,640
6.7%, 11/15/2013	1,500,000	1,692,045
Frontier Communications Corp., 7.875%, 4/15/2015	2,500,000	2,706,250
Verizon Communications, Inc.:
0.919%*, 3/28/2014	5,000,000	5,049,150
8.75%, 11/1/2018	2,500,000	3,242,038
		16,288,571
Utilities 1.4%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	897,624
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	1,928,775
Duke Energy Corp., 6.3%, 2/1/2014	1,320,000	1,476,090
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	1,500,000	1,611,540
		5,914,029
Total Corporate Bonds (Cost $188,417,287)		191,857,492

Mortgage-Backed Securities Pass-Throughs 36.7%
Federal Home Loan Mortgage Corp.:
3.5%, 10/1/2040 (a)	700,000	666,312
4.0%, with various maturities from 6/1/2023 until 12/1/2039 (a)	7,500,000	7,638,477
4.5%, with various maturities from 1/1/2025 until 3/1/2041	19,373,132	20,034,264
5.0%, with various maturities from 2/1/2019 until 3/1/2041 (a)	27,163,700	28,654,882
5.5%, 10/1/2023	1,746,050	1,891,805
6.0%, with various maturities from 10/1/2035 until 3/1/2038 (a)	8,116,879	8,865,275
Federal National Mortgage Association:
3.213%*, 8/1/2037	2,292,902	2,401,441
4.0%, 12/1/2039 (a)	4,500,000	4,478,906
4.5%, with various maturities from 1/1/2021 until 2/1/2039 (a)	10,500,000	10,819,358
5.0%, with various maturities from 5/1/2019 until 2/1/2041 (a)	2,170,095	2,303,399
5.5%, with various maturities from 2/1/2025 until 4/1/2041 (a) (b)	25,856,789	27,871,006
6.0%, with various maturities from 10/1/2022 until 9/1/2037 (a)	7,372,922	8,094,402
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (a)	13,194,404	14,840,646
Government National Mortgage Association:
4.0%, 9/1/2040 (a)	5,900,000	5,970,984
4.5%, 1/1/2040 (a)	5,000,000	5,215,626
5.0%, 3/1/2039 (a)	6,000,000	6,425,625
6.5%, with various maturities from 12/15/2023 until 4/20/2024	1,859,334	2,055,210
Total Mortgage-Backed Securities Pass-Throughs (Cost $155,602,054)		158,227,618

Asset-Backed 3.3%
Credit Card Receivables 2.3%
Citibank Credit Card Issuance Trust, "A7", Series 2007-A7, 0.563%*, 8/20/2014	7,000,000	7,014,298
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.319%*, 5/16/2016	3,000,000	3,043,105
		10,057,403
Home Equity Loans 1.0%
First Franklin Mortgage Loan Asset Backed Certificates:
"A2", Series 2006-FF14, 0.273%*, 10/25/2036	1,636,463	1,584,348
"A3", Series 2004-FF10, 0.753%*, 9/25/2034	1,944,125	1,840,089
GSAMP Trust, "A4", Series 2005-WMC1, 0.593%*, 9/25/2035	874,769	842,888
		4,267,325
Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	92,950	93,381
Total Asset-Backed (Cost $14,508,354)		14,418,109

Commercial Mortgage-Backed Securities 4.0%
Banc of America Commercial Mortgage, Inc.:
"AJ", Series 2005-3, 4.767%, 7/10/2043	1,400,000	1,396,882
"AJ", Series 2006-2, 5.964%*, 5/10/2045	1,100,000	1,123,956
Bear Stearns Commercial Mortgage Securities:
"AJ", Series 2006-PW13, 5.611%, 9/11/2041	1,200,000	1,191,317
"A4", Series 2007-PW18, 5.7%, 6/13/2050	5,650,000	6,171,635
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%*, 7/15/2040	4,200,000	4,601,694
Wachovia Bank Commercial Mortgage Trust, "AJ", Series 2006-C26, 6.187%*, 6/15/2045	2,700,000	2,745,351
Total Commercial Mortgage-Backed Securities (Cost $15,126,674)		17,230,835

Collateralized Mortgage Obligations 2.4%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 2.058%*, 9/25/2035	1,000,000	970,820
Federal Home Loan Mortgage Corp.:
"FB", Series 3616, 0.919%*, 12/15/2039	868,362	874,247
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	2,424,720	348,592
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	1,533,203	214,997
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	1,635,610	252,939
"6", Series 233, Interest Only, 4.5%, 8/15/2035	2,336,113	412,600
Federal National Mortgage Association:
"PI", Series 2010-151, Interest Only, 4.0%, 5/25/2028	4,888,564	753,640
"7", Series 356, Interest Only, 5.0%, 2/1/2035	3,047,200	597,484
"8", Series 356, Interest Only, 5.0%, 2/1/2035	2,461,613	460,773
"J", Series 1998-36, 6.0%, 7/18/2028	1,576,766	1,659,854
Government National Mortgage Association, "BI", Series 2011-29, Interest Only, 4.5%, 5/16/2039	1,965,848	326,932
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.69%*, 10/7/2020	2,481,317	2,484,419
Structured Adjustable Rate Mortgage Loan Trust, "A3", Series 2005-6XS, 0.593%*, 3/25/2035	1,101,769	1,068,956
Total Collateralized Mortgage Obligations (Cost $10,091,686)		10,426,253

Government & Agency Obligations 16.6%
US Government Sponsored Agency 0.3%
Federal National Mortgage Association, 7.25%, 5/15/2030	1,000,000	1,354,899
US Treasury Obligations 16.3%
US Treasury Bonds:
3.875%, 8/15/2040	5,225,000	4,756,380
4.5%, 8/15/2039	7,800,000	7,921,875
6.0%, 2/15/2026	6,300,000	7,775,580
US Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	845,537	963,186
US Treasury Notes:
0.625%, 1/31/2013	8,000,000	8,015,624
1.25%, 8/31/2015 (b)	15,000,000	14,731,635
1.75%, 1/31/2014 (b)	6,200,000	6,340,951
2.625%, 11/15/2020	15,100,000	14,286,019
3.625%, 2/15/2021 (b)	5,100,000	5,238,659
		70,029,909
Total Government & Agency Obligations (Cost $70,597,903)		71,384,808

Municipal Bonds and Notes 7.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (c)	5,000,000	4,936,800
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Series L, 6.02%, 9/1/2021, INS: NATL (c)	6,480,000	6,238,361
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (c)	750,000	804,990
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025, INS: NATL (c)	2,245,000	2,047,867
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024, INS: AMBAC (c)	4,340,000	4,055,036
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032, INS: NATL (c)	925,000	655,760
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012 (c)	1,300,000	1,262,560
Series A, 144A, Zero Coupon, 6/12/2013 (c)	1,500,000	1,365,495
Series C, 144A, Zero Coupon, 7/31/2013 (c)	3,500,000	3,166,905
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024, INS: AMBAC (c)	6,315,000	5,907,682
Total Municipal Bonds and Notes (Cost $31,205,371)		30,441,456

	Contracts	Value ($)

Call Options Purchased 0.0%
10 Year US Treasury Note, Expiration Date 6/24/2011, Strike price $120.5 (Cost $29,047)	50	35,156

	Shares	Value ($)

Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.18% (d) (e) (Cost $31,827,126)	31,827,126	31,827,126
Cash Equivalents 3.4%
Central Cash Management Fund, 0.14% (d) (Cost $14,494,083)	14,494,083	14,494,083

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $531,899,585)+	125.5	540,342,936
Other Assets and Liabilities, Net	(25.5)	(109,718,767)
Net Assets	100.0	430,624,169

* These securities are shown at their current rate as of April 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $532,019,899. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $8,323,037. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,809,289 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,486,252.

(a) When-issued or delayed delivery security included.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2011 amounted to $31,136,181, which is 7.2% of net assets.

(c) Taxable issue.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.

INS: Insured

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NATL: National Public Finance Guarantee Corp.

NCUA: National Credit Union Administration

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10-Year US Treasury Note	USD	6/21/2011	30	3,634,219	29,750
5-Year US Treasury Note	USD	6/30/2011	31	3,672,531	33,719
Total unrealized appreciation					63,469

At April 30, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10-Year US Treasury Note	USD	9/21/2011	15	1,795,313	(11,391)
2-Year US Treasury Note	USD	6/30/2011	77	16,872,625	(42,109)
30-Year US Treasury Bond	USD	6/21/2011	11	1,346,125	(2,063)
Total unrealized depreciation					(55,563)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income (f)
Corporate Bonds	$—	$191,857,492	$—	$191,857,492
Mortgage-Backed Securities Pass-Throughs	—	158,227,618	—	158,227,618
Asset-Backed	—	14,418,109	—	14,418,109
Commercial Mortgage-Backed Securities	—	17,230,835	—	17,230,835
Collateralized Mortgage Obligations	—	10,426,253	—	10,426,253
Government & Agency Obligations	—	71,384,808	—	71,384,808
Municipal Bonds and Notes	—	30,441,456	—	30,441,456
Short-Term Investments (f)	46,321,209	—	—	46,321,209
Derivatives (g)	98,625	—	—	98,625
Total	$46,419,834	$493,986,571	$—	$540,406,405
Liabilities
Derivatives (g)	$(55,563)	$—	$—	$(55,563)
Total	$(55,563)	$—	$—	$(55,563)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include value of open options purchased and unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Collateralized Mortgage Obligations
Balance as of October 31, 2010	$2,700,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(2,700,000	) (h)
Balance as of April 30, 2011	$—
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.

(h) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $485,578,376) — including $31,136,181 of securities loaned	$494,021,727
Investment in Daily Assets Fund Institutional (cost $31,827,126)*	31,827,126
Investment in Central Cash Management Fund (cost $14,494,083)	14,494,083
Total investments in securities, at value (cost $531,899,585)	540,342,936
Deposit with broker for futures contracts	24,136
Receivable for investments sold — when-issued/delayed delivery securities	3,836,888
Receivable for Fund shares sold	70,307
Interest receivable	3,908,920
Receivable for daily variation margin on futures contracts	2,670
Foreign taxes recoverable	1,504
Other assets	57,163
Total assets	548,244,524
Liabilities
Payable upon return of securities loaned	31,827,126
Payable for investments purchased	2,900,846
Payable for investments purchased — when-issued/delayed delivery securities	80,755,140
Payable for Fund shares redeemed	1,342,346
Distributions payable	146,057
Accrued management fee	148,070
Other accrued expenses and payables	500,770
Total liabilities	117,620,355
Net assets, at value	$430,624,169

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Assets Consist of:
Accumulated distributions in excess of net investment income	(215,498)
Net unrealized appreciation (depreciation) on: Investments	8,443,351
Futures	7,906
Accumulated net realized gain (loss)	(280,511,783)
Paid-in capital	702,900,193
Net assets, at value	$430,624,169
Net Asset Value
Class A Net Asset Value and redemption price per share ($203,261,107 ÷ 21,622,906 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.40
Maximum offering price per share (100 ÷ 95.50 of $9.40)	$9.84
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,244,164 ÷ 558,261 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.39
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($18,993,029 ÷ 2,020,716 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.40
Class R Net Asset Value, offering and redemption price per share ($1,960,143 ÷ 207,473 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.45
Class S Net Asset Value, offering and redemption price per share ($47,082,231 ÷ 5,011,729 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.39
Institutional Class Net Asset Value, offering and redemption price per share ($154,083,495 ÷ 16,394,991 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.40

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $7,933)	$7,774,194
Income distributions — Central Cash Management Fund	51,519
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	9,692
Total income	7,835,405
Expenses: Management fee	899,292
Administration fee	224,823
Services to shareholders	466,385
Distribution and service fees	411,215
Custodian fee	9,389
Professional fees	60,217
Reports to shareholders	45,498
Registration fees	34,787
Trustees' fees and expenses	8,117
Other	10,529
Total expenses before expense reductions	2,170,252
Expense reductions	(167,452)
Total expenses after expense reductions	2,002,800
Net investment income	5,832,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,586,009
Futures	3,736,757
Written options	(132,004)
12,190,762
Change in net unrealized appreciation (depreciation) on: Investments	(15,698,454)
Futures	405,656
(15,292,798)
Net gain (loss)	(3,102,036)
Net increase (decrease) in net assets resulting from operations	$2,730,569

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income	$5,832,605	$16,649,776
Net realized gain (loss)	12,190,762	28,653,399
Change in net unrealized appreciation (depreciation)	(15,292,798)	(5,507,991)
Net increase (decrease) in net assets resulting from operations	2,730,569	39,795,184
Distributions to shareholders from: Net investment income: Class A	(2,778,781)	(8,026,850)
Class B	(56,565)	(207,739)
Class C	(190,383)	(610,609)
Class R	(20,632)	(80,031)
Class S	(629,204)	(1,600,668)
Institutional Class	(2,161,927)	(6,123,556)
Total distributions	(5,837,492)	(16,649,453)
Fund share transactions: Proceeds from shares sold	28,912,485	81,169,542
Reinvestment of distributions	5,454,569	14,948,932
Payments for shares redeemed	(88,166,956)	(285,411,462)
Net increase (decrease) in net assets from Fund share transactions	(53,799,902)	(189,292,988)
Increase from regulatory settlements (see Note H)	—	1,560
Increase (decrease) in net assets	(56,906,825)	(166,145,697)
Net assets at beginning of period	487,530,994	653,676,691
Net assets at end of period (including accumulated distributions in excess of net investment income of $215,498 and $210,611, respectively)	$430,624,169	$487,530,994

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.45		$9.04	$9.01	$10.66	$10.72	$10.73
Income (loss) from investment operations: Net investment incomeb	.12		.27	.42	.51	.49	.47
Net realized and unrealized gain (loss)	(.05)		.41	.02	(1.65)	(.06)	.02
Total from investment operations	.07		.68	.44	(1.14)	.43	.49
Less distributions from: Net investment income	(.12)		(.27)	(.41)	(.51)	(.49)	(.48)
Net realized gains	—		—	—	—	—	(.02)
Total distributions	(.12)		(.27)	(.41)	(.51)	(.49)	(.50)
Net asset value, end of period	$9.40		$9.45	$9.04	$9.01	$10.66	$10.72
Total Return (%)c,d	.72	**	7.64	5.18	(11.17)	4.14	4.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	203		242	313	562	788	611
Ratio of expenses before expense reductions (%)	1.09	*	1.07	1.05	.97	.99	.95
Ratio of expenses after expense reductions (%)	.95	*	.87	.78	.80	.80	.82
Ratio of net investment income (%)	2.54	*	2.96	4.84	4.93	4.64	4.50
Portfolio turnover rate (%)	226	**	293	258	223	194	173
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.44		$9.04	$9.00	$10.65	$10.71	$10.72
Income (loss) from investment operations: Net investment incomeb	.08		.20	.36	.43	.41	.39
Net realized and unrealized gain (loss)	(.05)		.40	.02	(1.65)	(.06)	.02
Total from investment operations	.03		.60	.38	(1.22)	.35	.41
Less distributions from: Net investment income	(.08)		(.20)	(.34)	(.43)	(.41)	(.40)
Net realized gains	—		—	—	—	—	(.02)
Total distributions	(.08)		(.20)	(.34)	(.43)	(.41)	(.42)
Net asset value, end of period	$9.39		$9.44	$9.04	$9.00	$10.65	$10.71
Total Return (%)c,d	.45	**	6.73	4.37	(11.75)	3.36	3.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		8	12	23	31	35
Ratio of expenses before expense reductions (%)	1.84	*	1.77	1.84	1.72	1.75	1.67
Ratio of expenses after expense reductions (%)	1.70	*	1.61	1.55	1.55	1.55	1.57
Ratio of net investment income (%)	1.79	*	2.22	4.07	4.18	3.89	3.75
Portfolio turnover rate (%)	226	**	293	258	223	194	173
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.45		$9.04	$9.01	$10.66	$10.72	$10.73
Income (loss) from investment operations: Net investment incomeb	.08		.20	.36	.43	.41	.39
Net realized and unrealized gain (loss)	(.05)		.41	.01	(1.65)	(.06)	.02
Total from investment operations	.03		.61	.37	(1.22)	.35	.41
Less distributions from: Net investment income	(.08)		(.20)	(.34)	(.43)	(.41)	(.40)
Net realized gains	—		—	—	—	—	(.02)
Total distributions	(.08)		(.20)	(.34)	(.43)	(.41)	(.42)
Net asset value, end of period	$9.40		$9.45	$9.04	$9.01	$10.66	$10.72
Total Return (%)c,d	.35	**	6.85	4.36	(11.84)	3.37	3.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		24	33	48	69	55
Ratio of expenses before expense reductions (%)	1.76	*	1.72	1.74	1.66	1.68	1.63
Ratio of expenses after expense reductions (%)	1.70	*	1.60	1.55	1.55	1.55	1.57
Ratio of net investment income (%)	1.79	*	2.23	4.07	4.18	3.89	3.75
Portfolio turnover rate (%)	226	**	293	258	223	194	173
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class R Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.50		$9.09	$9.05	$10.71	$10.77	$10.77
Income (loss) from investment operations: Net investment incomeb	.11		.25	.40	.48	.47	.45
Net realized and unrealized gain (loss)	(.05)		.41	.03	(1.65)	(.06)	.02
Total from investment operations	.06		.66	.43	(1.17)	.41	.47
Less distributions from: Net investment income	(.11)		(.25)	(.39)	(.49)	(.47)	(.45)
Net realized gains	—		—	—	—	—	(.02)
Total distributions	(.11)		(.25)	(.39)	(.49)	(.47)	(.47)
Net asset value, end of period	$9.45		$9.50	$9.09	$9.05	$10.71	$10.77
Total Return (%)c	.60	**	7.39	5.02	(11.41)	3.88	4.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	3	3	5	10
Ratio of expenses before expense reductions (%)	1.39	*	1.13	1.35	1.18	1.16	1.12
Ratio of expenses after expense reductions (%)	1.20	*	1.08	1.06	1.05	1.05	1.08
Ratio of net investment income (%)	2.29	*	2.75	4.57	4.68	4.39	4.24
Portfolio turnover rate (%)	226	**	293	258	223	194	173
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.44		$9.04	$9.00	$10.65	$10.71	$10.73
Income (loss) from investment operations: Net investment incomeb	.12		.29	.44	.53	.52	.49
Net realized and unrealized gain (loss)	(.05)		.40	.03	(1.65)	(.06)	.00 ***
Total from investment operations	.07		.69	.47	(1.12)	.46	.49
Less distributions from: Net investment income	(.12)		(.29)	(.43)	(.53)	(.52)	(.49)
Net realized gains	—		—	—	—	—	(.02)
Total distributions	(.12)		(.29)	(.43)	(.53)	(.52)	(.51)
Net asset value, end of period	$9.39		$9.44	$9.04	$9.00	$10.65	$10.71
Total Return (%)c	.91	**	7.71	5.42	(10.86)	4.40	4.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		50	54	86	133	113
Ratio of expenses before expense reductions (%)	.82	*	.80	.76	.80	.77	.93
Ratio of expenses after expense reductions (%)	.80	*	.70	.56	.55	.55	.67
Ratio of net investment income (%)	2.69	*	3.13	5.06	5.18	4.89	4.65
Portfolio turnover rate (%)	226	**	293	258	223	194	173
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$9.45		$9.04		$9.01		$10.66		$10.72		$10.73
Income (loss) from investment operations: Net investment incomeb	.13		.30		.44		.54		.52		.50
Net realized and unrealized gain (loss)	(.05)		.41		.02		(1.66)		(.06)		.01
Total from investment operations	.08		.71		.46		(1.12)		.46		.51
Less distributions from: Net investment income	(.13)		(.30)		(.43)		(.53)		(.52)		(.50)
Net realized gains	—		—		—		—		—		(.02)
Total distributions	(.13)		(.30)		(.43)		(.53)		(.52)		(.52)
Net asset value, end of period	$9.40		$9.45		$9.04		$9.01		$10.66		$10.72
Total Return (%)	.85	**	7.93	c	5.42	c	(10.94	)c	4.40	c	4.98	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	154		162		239		740		624		599
Ratio of expenses before expense reductions (%)	.69	*	.70		.68		.58		.59		.61
Ratio of expenses after expense reductions (%)	.69	*	.60		.55		.55		.55		.58
Ratio of net investment income (%)	2.80	*	3.23		5.07		5.18		4.89		4.74
Portfolio turnover rate (%)	226	**	293		258		223		194		173
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Core Fixed Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS Core Fixed Income Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to DWS Income Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased interest rate options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 3.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $292,903,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017 (the expiration date), whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate primarily to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Derivative Instruments

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. For the six months ended April 30, 2011, the Fund entered into option contracts to gain exposure to different parts of the yield curve while managing overall duration.

The liability representing the Fund's obligation under an exchange-traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires, is exercised or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities.

A summary of open option contracts as of April 30, 2011 is included in the Fund's Investment Portfolio. During the six months ended April 30, 2011, the Fund's investment in purchased call option contracts had a total value generally indicative of a range from $0 to approximately $35,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $14,425,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $72,965,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$35,156	$63,469	$98,625

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Investments in securities, at value (includes purchased options)
Liability Derivative	Futures Contracts
Interest Rate Contracts (a)	$(55,563)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Futures Contracts	Total
Interest Rate Contracts (a)	$(3,530)	$(132,004)	$3,736,757	$3,601,223

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options and futures, respectively
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Futures Contracts	Total
Interest Rate Contracts (a)	$6,109	$405,656	$411,765

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and futures, respectively

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $982,030,089 and $935,754,940, respectively. Purchases and sales of US Treasury obligations aggregated $114,762,689 and $171,406,467, respectively.

For the six months ended April 30, 2011, transactions for written options on futures were as follows:
	Contract Amount	Premium
Outstanding, beginning of period	$—	$—
Options written	$150	$79,355
Options closed	$(150)	$(79,355)
Outstanding, end of period	$—	$—

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Effective on January 3, 2011, Fischer Francis Trees & Watts, Inc. (FFTW), New York, New York, serves as the sub-advisor to the Fund. FFTW conducts investment research and is responsible for the purchase, sale or exchange of the Fund's assets. FFTW is paid by the Advisor, not the Fund, for the services FFTW provides to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Over $5 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.40% of the Fund's average daily net assets.

For the period from November 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.95%
Class B	1.70%
Class C	1.70%
Class R	1.20%
Class S	.80%
Institutional Class	.70%

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement and Sub-Advisory Agreement in November 2010. The Fund's Investment Management Agreement and Sub-Advisory Agreement are identical to the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement and, as a result, in approving the Fund's Investment Management Agreement and Sub-Advisory Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement is contained in the annual report for the period ended October 31, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $224,823, of which $35,494 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2011
Class A	$136,164	$136,164	$—
Class B	3,679	3,679	—
Class C	11,514	6,368	4,238
Class R	496	496	—
Class S	21,199	3,693	14,061
Institutional Class	60,852	—	42,050
	$233,904	$150,400	$60,349

Distribution and Service Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$23,611	$3,914
Class C	79,636	12,288
Class R	2,262	1,723
	$105,509	$17,925

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A, Class B, Class C and Class R at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$269,315	$15,195	$122,024	.23%
Class B	7,835	592	4,356	.23%
Class C	26,315	—	12,586	.25%
Class R	2,241	1,265	—	.11%
	$305,706	$17,052	$138,966

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011, aggregated $1,540.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $5,094 and $1,236, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2011, DIDI received $7 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,933, of which $2,351 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2011, there were two shareholder accounts that held approximately 18% and 16% of the outstanding shares of the Fund.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,369,871	$12,730,157	4,753,042	$43,721,975
Class B	2,632	24,438	116,954	1,074,008
Class C	42,576	397,015	183,745	1,690,162
Class R	31,612	295,254	49,868	459,997
Class S	556,119	5,167,758	1,609,117	14,748,467
Institutional Class	1,107,015	10,297,863	2,117,352	19,474,933
		$28,912,485		$81,169,542
Shares issued to shareholders in reinvestment of distributions
Class A	282,942	$2,637,713	812,640	$7,454,241
Class B	4,492	41,861	18,138	165,879
Class C	15,623	145,665	46,514	426,429
Class R	2,153	20,180	8,619	79,374
Class S	57,097	532,003	142,979	1,313,002
Institutional Class	222,839	2,077,147	600,874	5,510,007
		$5,454,569		$14,948,932
Shares redeemed
Class A	(5,612,356)	$(52,222,671)	(14,542,406)	$(133,291,910)
Class B	(256,308)	(2,378,043)	(624,741)	(5,723,157)
Class C	(580,291)	(5,402,253)	(1,348,140)	(12,347,088)
Class R	(5,980)	(55,862)	(263,235)	(2,461,367)
Class S	(894,964)	(8,322,506)	(2,449,886)	(22,531,189)
Institutional Class	(2,123,287)	(19,785,621)	(11,925,363)	(109,056,751)
		$(88,166,956)		$(285,411,462)
Net increase (decrease)
Class A	(3,959,543)	$(36,854,801)	(8,976,724)	$(82,115,694)
Class B	(249,184)	(2,311,744)	(489,649)	(4,483,270)
Class C	(522,092)	(4,859,573)	(1,117,881)	(10,230,497)
Class R	27,785	259,572	(204,748)	(1,921,996)
Class S	(281,748)	(2,622,745)	(697,790)	(6,469,720)
Institutional Class	(793,433)	(7,410,611)	(9,207,137)	(84,071,811)
		$(53,799,902)		$(189,292,988)

H. Regulatory Settlements

On March 30, 2010, the Fund received $1,560 as part of a settlement with the SEC by a non-affiliated third party broker. This payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended October 31, 2010. The amount of the payment was less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources
For shareholders of Class A, B, C, S and Institutional Class
For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SFXAX	SFXBX	SFXCX	SFXSX	MFINX
CUSIP Number	23339E 889	23339E 871	23339E 863	23339E 541	23339E 848
Fund Number	493	693	793	2394	593

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Class R
Nasdaq Symbol	SFXRX
CUSIP Number	23339E 855
Fund Number	1504

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011